EQUITY - RSU Activity (Details) - $ / shares	9 Months Ended	12 Months Ended
	Sep. 30, 2025	Dec. 31, 2024
Share-Based Compensation Arrangement by Share-Based Payment Award, Equity Instruments Other than Options, Nonvested, Number of Shares [Roll Forward]
Unvested at Vested weighted average grant date fair value (in usd per share)		$ 0
RSUs
Share-Based Compensation Arrangement by Share-Based Payment Award, Equity Instruments Other than Options, Nonvested, Number of Shares [Roll Forward]
Unvested at beginning of period (in shares)	5,874,850	0
Unvested, at Granted (in shares)		5,874,850
Number of shares vested (in shares)		0
Share-Based Compensation Arrangement by Share-Based Payment Award, Equity Instruments Other than Options, Forfeited in Period		0
Unvested at, end of period (in shares)	10,222,338	5,874,850
Unvested, weighted average grant date fair value, beginning of period (in usd per share)	$ 4.82	$ 0
Unvested at Granted weighted average grant date fair value (in usd per share)		4.82
Unvested at Forfeited and cancelled weighted average grant date fair value (in usd per share)		0
Unvested, weighted average grant date fair value, end of period (in usd per share)		$ 4.82